Net Gains (Losses) from Derecognition of Financial Assets Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost	The table below presents the gains and (losses) arising from derecognition of these securities.

in € m.	2025	2024	2023
Gains	21	10	5
Losses	(12)	(21)	(101)
Net gains (losses) from derecognition of financial assets measured at amortized cost	9	(11)	(96)